Intangible Assets - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets amortization expense	$ 4.7	$ 6.0	$ 4.8